Stock Option Plan and Stock-Based Compensation (Details 2)		1 Months Ended		12 Months Ended
	Dec. 09, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate	4.07%	3.58%	4.57%	4.22%
Expected life of option grants	2 years 5 months 23 days	2 years 8 months 4 days	3 years	2 years 5 months 1 day
Expected volatility of underlying stock	100.80%	106.20%	106.20%	100.80%
Dividends assumption	0.00%	0.00%	0.00%	0.00%
Successor [Member]
Risk-free interest rate					3.67%
Expected life of option grants					5 years 9 months
Expected volatility of underlying stock					61.65%
Dividends assumption
Successor [Member] | Minimum [Member]
Risk-free interest rate				3.66%
Expected life of option grants				6 years
Expected volatility of underlying stock				65.17%
Successor [Member] | Maximum [Member]
Risk-free interest rate				4.03%
Expected life of option grants				6 years 3 months
Expected volatility of underlying stock				65.97%